SEGMENT INFORMATION - Summary of Segment Information (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018	Sep. 29, 2017
Segment Reporting Information [Line Items]
Revenues, net	$ 780.6	$ 773.4	$ 698.1
Gross margin	256.7	253.9	253.5
Total operating expenses	211.0	209.4	169.8
Interest and other expenses, net	(24.2)	(18.8)	(8.9)
Earnings before taxes	21.5	25.7	74.8
Taxes (benefit) on earnings	5.7	(2.6)	22.8
Net earnings	15.8	28.3	52.0
Less: Net earnings attributable to noncontrolling interests	0.3	0.8	0.4
Net earnings attributable to Varex	15.5	27.5	51.6
Medical
Segment Reporting Information [Line Items]
Revenues, net	596.8	602.0	556.9
Gross margin	188.9	190.5	193.6
Industrial
Segment Reporting Information [Line Items]
Revenues, net	183.8	171.4	141.2
Gross margin	$ 67.8	$ 63.4	$ 59.9